additional statement of cash flow information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net change in non-cash operating working capital
Accounts receivable	$ 74	$ (70)
Inventories	4	(60)
Contract assets	(103)	(57)
Prepaid expenses	(46)	(50)
Accounts payable and accrued liabilities	(11)	126
Income and other taxes receivable and payable, net	277	(90)
Advance billings and customer deposits	12	41
Provisions	49	(59)
Total	256	(219)
Cash payments for capital assets, excluding spectrum licences
Property, plant and equipment	(2,383)	(2,486)
Intangible assets	(657)	(617)
Total	(3,040)	(3,103)
Additions arising from finance leases	102
Additions arising from non-monetary transactions	24	9
Capital expenditures	(2,914)	(3,094)
Asset retirement obligations netted (included) in additions	15	(7)
Total	(2,899)	(3,101)
Other non-cash items included above
Change in associated non-cash investing working capital	47	(27)
Non-cash change in asset retirement obligation	(22)	47
Total	(25)	(20)
Total	(2,874)	(3,081)
Issue of shares by subsidiary to non-controlling interests
Issue of shares	43
Non-monetary issue of shares in business combination	(19)
Cash proceeds on share issuance	24
Transaction costs and other		(1)
Total issue of shares by subsidiary to non-controlling interest - Issued or received	$ 24	$ (1)